Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Nov. 29, 2023	Jul. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Stock (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)	$ 60,303	$ 4,297
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Series A Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		6,000
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Shares Issued, Price Per Share	$ 1,111
Series B Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	55,000
Repayments of Convertible Debt (in Dollars)	$ 3,000
Preferred Stock, Par or Stated Value Per Share	$ 1,000			$ 0.01	$ 0.01
Shares Issued, Price Per Share	$ 1,339
Preferred Stock, Conversion Basis			Each share of Series B Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock either (i) at the fixed conversion price then in effect, which initially is $3.11 (subject to standard antidilution adjustments and adjustments as a result of subsequent issuances of securities where the effective price of the common stock is less than the then current fixed conversion price) or (ii) at the Series B Alternate Conversion Price, as defined below. The Series B Certificate of Designations also provides that in the event of certain “Triggering Events,” any holder may, at any time, convert any or all of such holder’s Series B Preferred Stock at a conversion rate equal to the product of (i) the Series B Alternate Conversion Price and (ii) 115% of the stated value of the Series B Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a failure to timely deliver shares of common stock, upon a conversion, (ii) a suspension of trading on the principal trading market or the failure to be traded or listed on the principal market for five days or more, (iii) the failure to pay any dividend to the holders of Series B Preferred Stock when required, (iv) the failure to remove restrictive legends when required, (v) the Company’s default in payment of indebtedness in an aggregate amount of $2 million or more, (vi) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (vii) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $2 million. The “Series B Alternate Conversion Price” means the lower of (i) the applicable conversion price then in effect and (ii) the greater of (x) $0.62 and (y) 97.5% of the lowest volume weighted average price of the common stock during the five consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice.	Each share of Series B Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock either (i) at the fixed conversion price then in effect, which initially is $3.11 (subject to standard antidilution adjustments and adjustments as a result of subsequent issuances of securities where the effective price of the common stock is less than the then current fixed conversion price) or (ii) at the Series B Alternate Conversion Price, as defined below. The Series B Certificate of Designations also provides that in the event of certain “Triggering Events,” any holder may, at any time, convert any or all of such holder’s Series B Preferred Stock at a conversion rate equal to the product of (i) the Series B Alternate Conversion Price and (ii) 115% of the stated value of the Series B Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a failure to timely deliver shares of common stock, upon a conversion, (ii) a suspension of trading on the principal trading market or the failure to be traded or listed on the principal market for five days or more, (iii) the failure to pay any dividend to the holders of Series B Preferred Stock when required, (iv) the failure to remove restrictive legends when required, (v) the Company’s default in payment of indebtedness in an aggregate amount of $2 million or more, (vi) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (vii) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $2 million. The “Series B Alternate Conversion Price” means the lower of (i) the applicable conversion price then in effect and (ii) the greater of (x) $0.62 and (y) 97.5% of the lowest volume weighted average price of the common stock during the five consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice.
Preferred Stock, Convertible, Conversion Price			$ 3.11	$ 3.11
Interest Expense [Member]
Convertible Preferred Stock (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)		$ 1,703